Deposits	12 Months Ended
Mar. 31, 2023
Deposits [Abstract]
Deposits	DEPOSITS
At March 31, 2022 and 2023, the aggregate amount of time deposit accounts (including CDs) in denominations that meet or exceed the insured limit were ¥54,819,050 million and ¥60,245,700 million, respectively. These time deposits included domestic time deposits in denominations that meet or exceed the limit stipulated by the Deposit Insurance Act in Japan, which is ¥10 million, and foreign time deposits in denominations that meet or exceed any country-specific insurance fund limit.
The maturity information at March 31, 2023 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥31,966,328	¥29,492,912
Due after one year through two years	4,400,809	504,083
Due after two years through three years	2,327,682	170,605
Due after three years through four years	454,931	99,234
Due after four years through five years	448,420	40,959
Due after five years	706,729	32,825
Total	¥40,304,899	¥30,340,618